Label	Element	Value
Calamos Phineus Long/Short Fund | Calamos Phineus Long/Short Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Calamos Phineus Long/Short Fund
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Effective immediately, the following changes are made to the Prospectus with respect to Calamos Phineus Long/Short Fund:

(1) On page 16, under the heading “Principal Investment Strategies”, the third to the last sentence in the first paragraph is deleted in its entirety and replaced with the following:

The Fund may maintain long and short positions through the use of derivative instruments, such as options, futures, swaps, and forward contracts, without investing directly in the underlying asset.

Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

CALAMOS INVESTMENT TRUST

(the “Trust”)

Supplement dated October 16, 2025 to the CALAMOS® FAMILY OF FUNDS (the “Funds”)

Prospectus and Statement of Additional Information, each dated February 28, 2025, as supplemented

This supplement updates certain information contained in the Prospectus and Statement of Additional Information noted above and should be attached to the Prospectus and Statement of Additional Information and retained for future reference.

Calamos Phineus Long/Short Fund | Calamos Phineus Long/Short Fund | Total Return Swaps [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Total Return Swaps — A total return swap is a financial agreement between two parties where one party agrees to make a single payment or periodic payments to the other party based on a fixed or variable interest rate in exchange for a single payment or periodic payments based on the total return of an underlying asset, which includes both the income it generates and any capital gains or losses. Total return swaps also may be used as a means of obtaining exposure in markets where the reference asset is unavailable or it may otherwise be impossible or impracticable for the Fund to own that asset. “Total return” refers to the payment (or receipt) of the total return on the underlying reference asset, which is then exchanged for the receipt (or payment) of an interest rate. To the extent the total return of the underlying asset exceeds or falls short of the offsetting interest rate obligation, one party will receive a payment from or make a payment to the other party, as applicable. Total return swaps provide the Fund with the additional flexibility of gaining exposure to a market or sector index in a potentially more economical way. The use of total return swaps may add leverage to the Fund’s portfolio.